Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
Congress SMid Core Opportunity Fund | Retail Class
Prospectus:
Trading Symbol	CACOX
Congress SMid Core Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	IACOX
Congress Mid Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CMIDX
Congress Mid Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	IMIDX
Congress Large Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CAMLX
Congress Large Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CMLIX
Congress Small Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CSMVX
Congress Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CSMCX